UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

Blueprint Chesapeake Multi-Asset Trend ETF Tailored Shareholder Report

annual Shareholder Report June 30, 2025

Blueprint Chesapeake Multi-Asset Trend ETF

TICKER: TFPN (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Blueprint Chesapeake Multi-Asset Trend ETF (the "Fund") for the period July 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://tfpnetf.com/. You can also request this information by contacting us at 800-245-7339 or by writing to Blueprint Chesapeake Multi-Asset Trend ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blueprint Chesapeake Multi-Asset Trend ETF	$183	1.92%

Cumulative Performance

(Initial Investment of $10,000)

Blueprint Chesapeake Multi Asset Trend ETF - at NAV - $9,374
SG CTA Index - $9,146
S&P 500 Total Return Index - $14,374
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
7/11/2023
8/31/2023
10/31/2023
12/31/2023
2/29/2024
4/30/2024
6/30/2024
8/31/2024
10/31/2024
12/31/2024
2/28/2025
4/30/2025
6/30/2025

Annual Performance

	One Year	Since Inception (7/11/23)
Blueprint Chesapeake Multi-Asset Trend ETF - at NAV	-7.78%	-3.23%
SG CTA Index	-11.85%	-4.43%
S&P 500 Total Return Index	15.16%	20.19%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://tfpnetf.com/ for more recent performance information.

How did the Fund perform in the past year?

During the 12-month reporting period, the TFPN Fund returned –7.78%.The Fund began the fiscal year with strong gains—benefiting from long positions in Bitcoin, select commodities, and trend-driven single equities—but faced a more challenging environment in early 2025 as trend persistence deteriorated. After a difficult first quarter, the Fund recovered in the final months of the period as trend signals reemerged and the portfolio re-engaged.TFPN maintained its systematic approach throughout, adjusting exposures based on the strength and direction of price trends across asset classes. The strategy does not rely on predictions or discretionary decisions, instead following a rules-based process to identify opportunities and manage risk.

What Factors Influenced Performance

• Currencies: Net exposure increased meaningfully during the year. Long positions in the Philippine Peso, Indian Rupee, and certain European cross-rates contributed positively. Crypto exposure via the iShares Bitcoin Trust (IBIT) also added meaningfully in Q4 2024 and June 2025.• Commodities: The Fund benefited from long exposure to cocoa, coffee, orange juice, and livestock throughout most of the period, as sustained trends in each prevailed. Positioning was reduced in early 2025 as trends reversed, then increased again in the second quarter as the models directed an increase in exposure.• Fixed Income: The Fund maintained long exposure to short-duration bonds (e.g., STIP, SUB), while holding short positions in long-duration Treasuries and select global sovereigns. These trades were helpful as interest rate expectations shifted during the period.• Equities: The Fund held a wide range of long and short positions in individual stocks. Positive contributors included long positions in MicroStrategy, Carpenter Technology, and AZZ Inc., while short positions in Canadian National Railway and General Mills were also additive.

Positioning

At the end of the reporting period, TFPN held:

• Long positions in softs and livestock commodities, with moderate gold exposure

• Net long foreign currency exposure, including Bitcoin

• Short positions in longer-duration global bonds

• Net long single-stock positions (~2.6:1)

While the year included periods of disruption, the Fund remained consistent in applying its systematic process—reducing risk when trends weakened and scaling back in when trend strength improved. TFPN’s diversified, rules-based framework is designed to participate in sustained market trends while actively managing downside risk.

Blueprint Chesapeake Multi-Asset Trend ETF Tailored Shareholder Report

Key Fund Statistics

(as of June 30, 2025)

Fund Size (Thousands)	$116,123
Number of Holdings	359
Total Advisory Fee	$1,284,312
Annual Portfolio Turnover Rate	119%

What did the Fund invest in?

(as of June 30, 2025)

Sector/Security Type - Investments

(% of total net assets)

Sector/Security Type - Securites Sold Short

(% of total net assets)

Security Type - Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets, excluding Other Financial Instruments. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities. Futures contracts and Forward currency contracts percentages are based on unrealized appreciation (depreciation).

Top Ten Holdings	(Percentage of Net Assets)
United States Treasury Bills	10.3
iShares Short-Term National Muni Bond ETF	2.9
iShares 0-5 Year TIPS Bond ETF	2.7
iShares TIPS Bond ETF	1.8
Vanguard Short-Term Corporate Bond ETF	1.7
iShares 0-5 Year High Yield Corporate Bond ETF	1.6
MicroStrategy, Inc. - Class A	1.5
SPDR Bloomberg High Yield Bond ETF	1.5
AZZ, Inc.	1.3
SPDR Bloomberg Convertible Securities ETF	1.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://tfpnetf.com/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Blueprint Chesapeake Multi-Asset Trend ETF

	FYE 6/30/2025	FYE 6/30/2024
( a ) Audit Fees	$18,000	$14,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$6,500	$4,500
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 6/30/2025	FYE 6/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2025	FYE 6/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

June 30, 2025

Tidal Trust II

Blueprint Chesapeake Multi-Asset Trend ETF              | TFPN       | NYSE Arca, Inc.

Consolidated Schedule of Investments	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

COMMON STOCKS - 58.1%	Shares	Value
Aerospace & Defense - 4.1%
Boeing Co.(a)	2,249	$471,233
Bombardier, Inc. - Class B(a)	6,105	530,815
Embraer SA - ADR	18,919	1,076,681
General Dynamics Corp.	1,062	309,743
Kratos Defense & Security Solutions, Inc.(a)	18,165	843,764
Leonardo DRS, Inc.	10,988	510,722
Loar Holdings, Inc.(a)	3,054	263,163
Northrop Grumman Corp.	1,608	803,968
		4,810,089

Agriculture - 0.6%
Vital Farms, Inc.(a)	19,008	732,188

Auto Manufacturers - 0.2%
Li Auto, Inc. - ADR(a)	6,691	181,393

Banks - 1.8%
Bank of Nova Scotia	11,759	649,920
HDFC Bank Ltd. - ADR	9,554	732,505
Toronto-Dominion Bank	9,454	694,396
		2,076,821
Beverages - 1.2%
Anheuser-Busch InBev SA - ADR	10,092	693,522
Monster Beverage Corp.(a)	10,239	641,371
		1,334,893

Biotechnology - 0.9%
Corteva, Inc.	13,371	996,541

Building Materials - 1.7%
Armstrong World Industries, Inc.	3,736	606,876
Griffon Corp.	5,771	417,647
Knife River Corp.(a)	1,435	117,153
Louisiana-Pacific Corp.	4,004	344,304
Tecnoglass, Inc.	5,947	460,060
		1,946,040

Chemicals - 3.0%
Air Liquide SA	2,275	467,711
Balchem Corp.	1,458	232,113
CF Industries Holdings, Inc.	5,801	533,692
Ecolab, Inc.	3,706	998,545
Linde PLC	787	369,245
Mosaic Co.	11,014	401,791
Nutrien Ltd.	8,983	523,170
		3,526,267

Commercial Services - 1.8%
Marqeta, Inc. - Class A(a)	29,760	173,501
Quanta Services, Inc.	1,769	668,823
Shift4 Payments, Inc. - Class A(a)	4,107	407,045
StoneCo Ltd. - Class A(a)	24,558	393,910

The accompanying notes are an integral part of these consolidated financial statements.	1

Consolidated Schedule of Investments	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

UL Solutions, Inc.	6,264	456,395
		2,099,674

Computers - 2.0%
Cognizant Technology Solutions Corp. - Class A	2,947	229,955
Lumentum Holdings, Inc.(a)	3,431	326,151
Okta, Inc.(a)	2,605	260,422
Rubrik, Inc. - Class A(a)	4,470	400,467
Western Digital Corp.	9,418	602,658
Zscaler, Inc.(a)	1,463	459,294
		2,278,947

Distribution & Wholesale - 0.9%
Core & Main, Inc. - Class A(a)	8,825	532,589
WW Grainger, Inc.	499	519,080
		1,051,669

Diversified Financial Services - 0.6%
Coinbase Global, Inc. - Class A(a)	2,023	709,041

Electric - 1.2%
Ormat Technologies, Inc.	6,334	530,536
RWE AG	20,302	844,348
		1,374,884

Electronics - 1.1%
Atmus Filtration Technologies, Inc.	9,735	354,548
NEXTracker, Inc. - Class A(a)	5,756	312,954
TE Connectivity PLC	3,388	571,454
		1,238,956
Engineering & Construction - 1.8%
Granite Construction, Inc.	5,235	489,525
MasTec, Inc.(a)	3,405	580,314
Vinci SA	7,239	1,063,034
		2,132,873

Entertainment - 1.1%
TKO Group Holdings, Inc. - Class A	7,171	1,304,763

Environmental Control - 0.3%
PureCycle Technologies, Inc.(a)	22,254	304,880

Food - 3.2%
Cal-Maine Foods, Inc.	6,921	689,539
Ingredion, Inc.	4,048	548,990
McCormick & Co., Inc.	10,854	822,950
Nestle SA	3,041	301,158
Pilgrim’s Pride Corp.	14,472	650,951
Tyson Foods, Inc. - Class A	11,838	662,218
		3,675,806

Healthcare - Products - 1.1%
Edwards Lifesciences Corp.(a)	3,960	309,712
IDEXX Laboratories, Inc.(a)	989	530,440

The accompanying notes are an integral part of these consolidated financial statements.	2

Consolidated Schedule of Investments	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

Insulet Corp.(a)	1,502	471,898
		1,312,050

Insurance - 0.2%
Prudential Financial, Inc.	2,134	229,277

Internet - 0.5%
Coupang, Inc.(a)	16,149	483,824
JD.com, Inc. - ADR	4,252	138,785
		622,609

Investment Companies - 0.2%
Bitdeer Technologies Group - Class A(a)	10,605	121,745
IREN Ltd.(a)	4,850	70,665
Terawulf, Inc.(a)	4,850	21,243
		213,653

Iron & Steel - 1.7%
ATI, Inc.(a)	3,794	327,574
Carpenter Technology Corp.	5,322	1,470,894
Steel Dynamics, Inc.	1,173	150,156
		1,948,624

Leisure Time - 0.3%
Amer Sports, Inc.(a)	8,479	328,646

Machinery - Construction & Mining - 1.1%
Bloom Energy Corp. - Class A(a)	8,776	209,922
BWX Technologies, Inc.	4,216	607,357
GE Vernova, Inc.	839	443,957
		1,261,236

Machinery - Diversified - 1.7%
AGCO Corp.	3,619	373,336
CNH Industrial NV	34,087	441,768
Crane Co.	3,438	652,842
Rockwell Automation, Inc.	1,426	473,674
		1,941,620

Media - 1.0%
Charter Communications, Inc. - Class A(a)	980	400,634
Liberty Media Corp.-Liberty Formula One - Class C(a)	7,641	798,484
		1,199,118

Metal Fabricate & Hardware - 2.6%
AZZ, Inc.(b)	16,194	1,530,009
RBC Bearings, Inc.(a)	1,695	652,236
Valmont Industries, Inc.	2,535	827,855
		3,010,100

Mining - 3.9%
Agnico Eagle Mines Ltd.	8,180	972,847
Alamos Gold, Inc. - Class A	17,560	466,394
Anglogold Ashanti PLC	14,388	655,661
Cameco Corp.	5,715	424,224
Centrus Energy Corp. - Class A(a)	4,746	869,372

The accompanying notes are an integral part of these consolidated financial statements.	3

Consolidated Schedule of Investments	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

Lundin Mining Corp.	42,145	442,299
MP Materials Corp.(a)	15,317	509,597
Southern Copper Corp.	1,280	129,498
		4,469,892

Miscellaneous Manufacturing - 1.3%
Axon Enterprise, Inc.(a)	1,499	1,241,082
ITT, Inc.	1,633	256,103
		1,497,185

Oil & Gas - 0.8%
EQT Corp.	8,770	511,467
Equinor ASA - ADR	18,030	453,274
		964,741

Oil & Gas Services - 0.5%
Kodiak Gas Services, Inc.	18,188	623,303

Packaging & Containers - 0.7%
Crown Holdings, Inc.	4,492	462,586
Silgan Holdings, Inc.	5,756	311,860
		774,446

Pharmaceuticals - 0.7%
CVS Health Corp.	8,683	598,953
GSK PLC - ADR	6,531	250,791
		849,744

Pipelines - 0.8%
Golar LNG Ltd.	21,303	877,471

Real Estate - 0.2%
CoStar Group, Inc.(a)	2,922	234,929

Retail - 0.2%
Ferguson Enterprises, Inc.	496	108,004
Restaurant Brands International, Inc.	2,445	162,079
		270,083

Semiconductors - 1.8%
KLA Corp.	517	463,098
Lam Research Corp.	5,257	511,716
Micron Technology, Inc.	3,684	454,053
NVIDIA Corp.	4,362	689,152
		2,118,019

Shipbuilding - 0.1%
Huntington Ingalls Industries, Inc.	693	167,332

Software - 5.6%
Clear Secure, Inc. - Class A	11,376	315,798
Cloudflare, Inc. - Class A(a)	2,587	506,612
Fidelity National Information Services, Inc.	1,610	131,070
Intuit, Inc.	859	676,574
IonQ, Inc.(a)	13,907	597,584
Microsoft Corp.	1,536	764,022

The accompanying notes are an integral part of these consolidated financial statements.	4

Consolidated Schedule of Investments	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

MicroStrategy, Inc. - Class A(a)	4,307	1,741,019
NetEase, Inc. - ADR	4,296	578,156
Roper Technologies, Inc.	1,229	696,646
Snowflake, Inc.(a)	2,363	528,768
		6,536,249

Telecommunications - 0.9%
America Movil SAB de CV - ADR	20,036	359,446
Applied Digital Corp.(a)	13,165	132,571
Galaxy Digital, Inc. - Class A(a)	8,318	182,164
Motorola Solutions, Inc.	945	397,335
		1,071,516

Transportation - 0.5%
CH Robinson Worldwide, Inc.	2,831	271,634
Norfolk Southern Corp.	255	65,272
ZIM Integrated Shipping Services Ltd.	14,506	233,402
		570,308

Trucking & Leasing - 0.6%
GATX Corp.	4,789	735,399

Water - 1.6%
American Water Works Co., Inc.	3,700	514,707
Essential Utilities, Inc.	15,204	564,677
Veolia Environnement SA	21,460	762,020
		1,841,404
TOTAL COMMON STOCKS (Cost $54,472,292)		67,444,679

EXCHANGE TRADED FUNDS - 19.2%
Cambria Tactical Yield ETF	21,500	542,768
Invesco Senior Loan ETF(b)	56,232	1,176,374
iShares 0-5 Year High Yield Corporate Bond ETF(b)	42,609	1,838,152
iShares 0-5 Year TIPS Bond ETF(b)	30,956	3,185,682
iShares Bitcoin Trust ETF(a)	14,459	885,035
iShares J.P. Morgan USD Emerging Markets Bond ETF	13,381	1,239,348
iShares MBS ETF	11,439	1,074,008
iShares Short-Term National Muni Bond ETF(b)	31,265	3,324,720
iShares TIPS Bond ETF(b)	19,159	2,108,256
SPDR Bloomberg Convertible Securities ETF	18,371	1,518,547
SPDR Bloomberg High Yield Bond ETF(b)	17,389	1,691,428
Vanguard Intermediate-Term Corporate Bond ETF	13,653	1,132,107
Vanguard Long-Term Corporate Bond ETF	7,950	603,405
Vanguard Short-Term Corporate Bond ETF(b)	25,526	2,029,317
TOTAL EXCHANGE TRADED FUNDS (Cost $21,360,472)		22,349,147

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.1%
CoreCivic, Inc.(a)	18,741	394,873
Blackstone Mortgage Trust, Inc. - Class A	29,814	573,919
GEO Group, Inc.(a)	19,400	464,630
Invitation Homes, Inc.	3,125	102,500
Public Storage	140	41,079
Realty Income Corp.	4,837	278,660
Starwood Property Trust, Inc.	29,176	585,562
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,099,476)		2,441,223

The accompanying notes are an integral part of these consolidated financial statements.	5

Consolidated Schedule of Investments	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

SHORT-TERM INVESTMENTS - 10.3%	Par
U.S. Treasury Bills - 10.3%
4.25%, 07/03/2025(c)	$5,000,000	4,998,835
4.26%, 07/17/2025(c)	5,000,000	4,990,800
4.26%, 08/07/2025(c)	2,000,000	1,991,280
TOTAL SHORT-TERM INVESTMENTS (Cost $11,980,779)		11,980,915

TOTAL INVESTMENTS - 89.7% (Cost $89,913,019)		104,215,964
Other Assets in Excess of Liabilities - 10.3%		11,906,853
TOTAL NET ASSETS - 100.0%		$116,122,817

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

TIPS - Treasury Inflation-Protected Securities

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of June 30, 2025 is $8,133,386.
(c)	The rate shown is the annualized effective yield as of June 30, 2025.

The accompanying notes are an integral part of these consolidated financial statements.	6

Consolidated Schedule of Securities Sold Short	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

COMMON STOCKS - (22.3)%	Shares	Value
Agriculture - (0.2)%
Archer-Daniels-Midland Co.	(4,976)	$(262,633)

Apparel - (0.5)%
LVMH Moet Hennessy Louis Vuitton SE	(1,019)	(531,808)

Auto Manufacturers - (0.4)%
Bayerische Motoren Werke AG	(3,916)	(346,873)
Mercedes-Benz Group AG	(2,488)	(145,121)
		(491,994)

Beverages - (1.8)%
Brown-Forman Corp. - Class B	(14,363)	(386,508)
Constellation Brands, Inc. - Class A	(3,739)	(608,261)
Diageo PLC	(11,552)	(289,378)
Fomento Economico Mexicano SAB de CV - ADR	(580)	(59,728)
PepsiCo, Inc.	(5,829)	(769,661)
		(2,113,536)

Biotechnology - (0.7)%
Biogen, Inc.	(2,638)	(331,306)
Regeneron Pharmaceuticals, Inc.	(794)	(416,850)
		(748,156)

Chemicals - (1.3)%
Dow, Inc.	(14,892)	(394,340)
LyondellBasell Industries NV - Class A	(9,712)	(561,937)
PPG Industries, Inc.	(5,295)	(602,306)
		(1,558,583)

Cosmetics & Personal Care - (0.2)%
L’Oreal SA	(419)	(178,588)

Distribution & Wholesale - (0.3)%
LKQ Corp.	(7,902)	(292,453)

Diversified Financial Services - (0.6)%
T Rowe Price Group, Inc.	(6,539)	(631,014)

Environmental Control - (0.2)%
Clean Harbors, Inc.	(746)	(172,460)

Food - (2.5)%
Conagra Brands, Inc.	(28,617)	(585,790)
General Mills, Inc.	(12,278)	(636,123)
Hershey Co.	(2,368)	(392,969)
Hormel Foods Corp.	(15,360)	(464,640)
Kraft Heinz Co.	(20,495)	(529,181)
Mondelez International, Inc. - Class A	(4,738)	(319,531)
		(2,928,234)

Healthcare - Products - (1.6)%
Danaher Corp.	(3,074)	(607,238)
Thermo Fisher Scientific, Inc.	(1,540)	(624,409)

The accompanying notes are an integral part of these consolidated financial statements.	7

Consolidated Schedule of Securities Sold Short	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

Zimmer Biomet Holdings, Inc.	(6,392)	(583,014)
		(1,814,661)

Healthcare - Services - (1.1)%
Centene Corp.	(11,878)	(644,738)
Elevance Health, Inc.	(323)	(125,634)
IQVIA Holdings, Inc.	(3,147)	(495,936)
		(1,266,308)

Insurance - (0.3)%
Arch Capital Group Ltd.	(1,675)	(152,509)
Prudential Financial, Inc.	(2,134)	(229,277)
		(381,786)

Iron & Steel - (0.1)%
Nucor Corp.	(1,042)	(134,981)

Machinery - Diversified - (0.1)%
Xylem, Inc.	(1,235)	(159,760)

Mining - (1.1)%
BHP Group Ltd. - ADR	(13,485)	(648,494)
Rio Tinto PLC - ADR	(10,239)	(597,241)
		(1,245,735)

Oil & Gas - (2.0)%
BP PLC - ADR	(17,051)	(510,336)
ConocoPhillips	(5,843)	(524,351)
Devon Energy Corp.	(14,862)	(472,760)
Occidental Petroleum Corp.	(11,725)	(492,567)
TotalEnergies SE - ADR	(5,884)	(361,219)
		(2,361,233)

Oil & Gas Services - (0.8)%
Halliburton Co.	(18,488)	(376,785)
Schlumberger NV	(17,161)	(580,042)
		(956,827)

Packaging & Containers - (0.5)%
Graphic Packaging Holding Co.	(27,820)	(586,167)

Pharmaceuticals - (2.3)%
Becton Dickinson & Co.	(3,216)	(553,956)
Merck & Co., Inc.	(7,475)	(591,721)
Novo Nordisk AS - ADR	(3,268)	(225,557)
Pfizer, Inc.	(19,610)	(475,347)
Sanofi SA	(6,664)	(643,089)
Zoetis, Inc.	(1,161)	(181,058)
		(2,670,728)

Retail - (0.7)%
Alimentation Couche-Tard, Inc.	(16,185)	(802,904)

Software - (0.6)%
Dassault Systemes SE	(20,588)	(742,657)

The accompanying notes are an integral part of these consolidated financial statements.	8

Consolidated Schedule of Securities Sold Short	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

Telecommunications - (0.3)%
Motorola Solutions, Inc.	(945)	(397,335)

Transportation - (2.1)%
Canadian National Railway Co.	(10,923)	(1,136,429)
Canadian Pacific Kansas City Ltd.	(4,969)	(393,892)
CSX Corp.	(18,582)	(606,331)
United Parcel Service, Inc. - Class B	(2,913)	(294,038)
		(2,430,690)
TOTAL COMMON STOCKS (Proceeds $30,316,469)		(25,861,231)

EXCHANGE TRADED FUNDS - (0.7)%
iShares Preferred and Income Securities ETF	(25,538)	(783,506)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $751,044)		(783,506)

REAL ESTATE INVESTMENT TRUSTS - COMMON - (0.4)%
Alexandria Real Estate Equities, Inc.	(6,992)	(507,829)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $682,853)		(507,829)

TOTAL SECURITIES SOLD SHORT - (23.4)% (Proceeds $31,750,366)		$(27,152,566)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these consolidated financial statements.	9

Consolidated Schedule of Futures Contracts	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

The Blueprint Chesapeake Multi-Asset Trend ETF & Blueprint-Chesapeake Cayman Subsidiary had the following futures contracts outstanding with StoneX Financial Inc.

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
3 Month Canadian Overnight Repo Rate Average	101	09/16/2025	$18,037,697	$32,453
3 Month Canadian Overnight Repo Rate Average	101	03/16/2026	18,069,155	57,306
3 Month Euribor	70	12/15/2025	20,172,555	43,802
3 Month Euribor	51	12/14/2026	14,682,181	12,399
3 Month New Zealand Treasury Bill	124	09/10/2025	74,688,126	14,176
3 Month Secured Overnight Financing Rate	12	12/16/2026	2,909,100	(3,501)
3 Month Swiss Average Overnight Rate	73	09/16/2025	22,954,648	62,652
3 Month Swiss Average Overnight Rate	72	03/16/2026	22,660,553	92,414
Arabica Coffee(a)	3	09/18/2025	337,613	(59,640)
Australian Government 3 Year Bonds	26	09/15/2025	1,835,813	4,456
Australian 90 Day Bank Bills	123	09/11/2025	79,953,209	(2,836)
Australian 90 Day Bank Bills	116	03/12/2026	75,462,096	28,235
Canadian Canola Oil(a)	64	11/14/2025	665,750	14,215
CBOE Volatility Index	7	07/16/2025	130,988	(20,984)
Corn(a)	166	09/15/2025	848,028	(112,244)
Crude Palm Oil(a)	15	09/15/2025	355,005	(10,747)
Crude Soybean Oil(a)	14	12/12/2025	443,100	(8,640)
Euro STOXX Select Dividend 30 Index	92	09/19/2025	2,142,599	26,658
Euro-Schatz	4	09/08/2025	503,580	(672)
European Rapeseed(a)	15	07/31/2025	411,580	(18,147)
Feeder Cattle(a)	11	08/28/2025	1,708,713	107,056
Gold(a)	5	08/27/2025	1,653,850	(7,423)
ICE 3 Month Sterling Overnight Index Average Rate	1	12/17/2025	330,203	(38)
ICE 3 Month Sterling Overnight Index Average Rate	19	12/16/2026	6,288,832	(1,300)
International Arabica Coffee(a)	19	09/22/2025	695,780	(195,922)
International Live Cattle(a)	111	10/31/2025	2,238,934	(56,763)
Italian Government 2 Year Bonds	90	09/08/2025	11,403,979	(14,583)
Italian Government 10 Year Bonds	5	09/08/2025	710,177	1,743
Live Cattle(a)	20	08/29/2025	1,711,000	35,498
London Cocoa(a)	27	12/11/2025	2,097,131	50,664
London Metal Exchange - Aluminum(a)	4	09/15/2025	260,006	1,572
Low Sulphur Gas Oil(a)	7	08/12/2025	462,700	(40,277)
Natural Gas(a)	5	07/29/2025	172,800	(9,923)
NY Harbor Ultra-Low Sulfur Diesel(a)	5	07/31/2025	478,023	(40,935)
Oats(a)	10	12/12/2025	185,375	10,573
Palladium(a)	3	09/26/2025	332,130	12,166
Platinum(a)	10	10/29/2025	671,500	(36,536)
Silver(a)	4	09/26/2025	723,440	(14,838)
U.S. Cocoa(a)	23	09/15/2025	2,070,000	(98,508)
U.S. Treasury 3 Year Notes	6	09/30/2025	1,274,766	8,931
U.S. Treasury 5 Year Notes	8	09/30/2025	872,000	9,346
U.S. Treasury 10 Year Notes	5	09/19/2025	560,625	9,239
U.K. Emissions Trading Registry Allowance(a)	6	12/15/2025	378,875	(20,221)
Wheat(a)	95	09/22/2025	1,683,632	1,435
Yellow Maize(a)	45	12/22/2025	1,097,447	(11,667)
				$(149,356)

The accompanying notes are an integral part of these consolidated financial statements.	10

Consolidated Schedule of Futures Contracts	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

				Value / Unrealized
	Contracts			Appreciation
Description	Sold	Expiration Date	Notional Value	(Depreciation)
30 Day Federal Funds Rate	(37)	09/30/2025	$14,774,203	$14,500
3 Month Secured Overnight Financing Rate	(47)	12/17/2025	11,318,775	(19,001)
Australian Government 10 Year Bonds	(12)	09/15/2025	901,471	(4,870)
Corn No. 2 Yellow(a)	(29)	12/12/2025	616,975	4,926
Cotton No.2(a)	(21)	12/08/2025	715,365	(7,142)
Euro STOXX 50 Dividend Index	(34)	12/18/2026	629,792	(46,857)
Euro STOXX 50 Dividend Index	(51)	12/17/2027	920,143	(109,903)
French 10 Year Government Bonds	(23)	09/08/2025	3,343,491	15,037
German 5 Year Government Bonds	(13)	09/08/2025	1,795,798	4,989
German 10 Year Government Bonds	(21)	09/08/2025	3,208,299	17,181
German 30 Year Government Bonds	(8)	09/08/2025	1,115,060	17,438
Hard Red Winter Wheat(a)	(18)	09/12/2025	474,075	31,857
Japanese 10 Year Government Bonds	(7)	09/12/2025	6,737,097	(11,170)
London Metal Exchange - Aluminum(a)	(8)	09/15/2025	520,012	(21,803)
London Metal Exchange - Lead(a)	(15)	09/15/2025	767,014	(26,048)
London Metal Exchange - Nickel(a)	(7)	09/15/2025	638,225	(1,019)
London Metal Exchange – Zinc(a)	(10)	09/15/2025	688,170	(11,880)
Long Gilt	(12)	09/26/2025	1,529,805	(27,345)
Lumber(a)	(39)	09/15/2025	715,894	(6,543)
Milling Wheat No. 2(a)	(69)	09/10/2025	789,705	70,553
Red Spring Wheat(a)	(15)	09/12/2025	465,563	17,178
Rough Rice(a)	(43)	09/12/2025	1,146,380	36,750
Singapore Exchange Technically Specified Rubber 20(a)	(16)	08/29/2025	130,720	(1,107)
Soybean Meal(a)	(28)	12/12/2025	810,040	20,856
Soybeans(a)	(9)	11/14/2025	462,150	15,254
Soybeans(a)	(22)	12/22/2025	925,619	3,576
Sugar #11(a)	(45)	09/30/2025	816,480	40,594
Sunflower Seeds(a)	(36)	12/22/2025	994,640	2,540
U.S. Treasury 2 Year Notes	(3)	09/30/2025	624,070	(2,659)
U.S. Treasury Long Bonds	(11)	09/19/2025	1,270,156	(38,199)
U.S. Treasury Ultra Bonds	(7)	09/19/2025	833,875	(27,153)
Wheat(a)	(24)	09/12/2025	645,900	54,176
				4,706
Net Unrealized Appreciation (Depreciation)				$(144,650)

(a)	All or a portion of the investment is a holding of the Blueprint-Chesapeake Cayman Subsidiary.

The accompanying notes are an integral part of these consolidated financial statements.	11

Consolidated Schedule of Forward Currency Contracts	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

						Unrealized Appreciation
Settlement Date	Currency Purchased		Currency Sold		Counterparty	(Depreciation)
09/17/2025	AUD	521,000	USD	340,547	StoneX Financial, Inc.	$1,464
09/17/2025	BRL	6,311,000	USD	1,114,840	StoneX Financial, Inc.	18,498
09/17/2025	CAD	2,716,056	AUD	3,060,000	StoneX Financial, Inc.	(10,180)
09/17/2025	CAD	3,404,972	CNH	17,998,000	StoneX Financial, Inc.	(23,422)
09/17/2025	CAD	748,000	JPY	79,041,160	StoneX Financial, Inc.	(1,780)
09/17/2025	CAD	2,962,827	NZD	3,590,000	StoneX Financial, Inc.	(5,030)
09/17/2025	CHF	1,115,235	AUD	2,107,000	StoneX Financial, Inc.	32,091
09/17/2025	CHF	1,336,302	CAD	2,244,000	StoneX Financial, Inc.	44,561
09/17/2025	CHF	1,824,000	CNH	16,016,544	StoneX Financial, Inc.	64,164
09/17/2025	CHF	1,199,000	JPY	212,103,100	StoneX Financial, Inc.	39,777
09/17/2025	CHF	909,000	NOK	11,323,868	StoneX Financial, Inc.	33,976
09/17/2025	CHF	1,056,000	USD	1,302,739	StoneX Financial, Inc.	37,328
09/17/2025	CNH	9,450,243	AUD	2,031,000	StoneX Financial, Inc.	(5,394)
09/17/2025	CNH	5,545,000	CAD	1,059,318	StoneX Financial, Inc.	(349)
09/17/2025	COP	8,561,079,000	USD	2,073,303	StoneX Financial, Inc.	(914)
09/17/2025	CZK	111,627,847	EUR	4,491,000	StoneX Financial, Inc.	14,255
09/17/2025	CZK	33,714,000	USD	1,561,882	StoneX Financial, Inc.	43,131
09/17/2025	DKK	10,052,000	USD	1,550,039	StoneX Financial, Inc.	41,039
09/17/2025	EUR	2,146,000	AUD	3,779,750	StoneX Financial, Inc.	51,341
09/17/2025	EUR	1,901,000	CAD	2,979,437	StoneX Financial, Inc.	51,064
09/17/2025	EUR	479,000	CHF	447,626	StoneX Financial, Inc.	(2,754)
09/17/2025	EUR	1,805,220	CNH	14,801,000	StoneX Financial, Inc.	50,700
09/17/2025	EUR	250,000	GBP	213,300	StoneX Financial, Inc.	2,587
09/17/2025	EUR	1,040,000	JPY	171,496,000	StoneX Financial, Inc.	29,263
09/17/2025	EUR	478,000	NOK	5,566,645	StoneX Financial, Inc.	13,751
09/17/2025	EUR	1,388,000	USD	1,599,809	StoneX Financial, Inc.	38,216
09/17/2025	EUR	652,000	ZAR	13,433,026	StoneX Financial, Inc.	17,987
09/17/2025	GBP	1,280,000	AUD	2,647,424	StoneX Financial, Inc.	17,043
09/17/2025	GBP	1,328,000	CAD	2,443,520	StoneX Financial, Inc.	22,739
09/17/2025	GBP	393,000	CHF	431,828	StoneX Financial, Inc.	(9,167)
09/17/2025	GBP	2,834,000	CNH	27,287,169	StoneX Financial, Inc.	51,430
09/17/2025	GBP	614,000	JPY	118,919,520	StoneX Financial, Inc.	11,053
09/17/2025	GBP	1,055,000	USD	1,427,204	StoneX Financial, Inc.	19,260
09/17/2025	HUF	1,214,850,625	EUR	2,994,000	StoneX Financial, Inc.	19,362
09/17/2025	HUF	459,101,000	USD	1,304,790	StoneX Financial, Inc.	37,795
09/17/2025	ILS	6,412,000	USD	1,838,988	StoneX Financial, Inc.	67,091
09/17/2025	INR	194,883,000	USD	2,272,145	StoneX Financial, Inc.	(7,753)
09/17/2025	JPY	114,333,840	AUD	1,224,000	StoneX Financial, Inc.	(4,759)
09/17/2025	JPY	180,369,090	CNH	8,987,000	StoneX Financial, Inc.	(2,708)
09/17/2025	JPY	129,927,600	NZD	1,496,000	StoneX Financial, Inc.	(2,914)
09/17/2025	MXN	39,942,000	USD	2,077,110	StoneX Financial, Inc.	19,181
09/17/2025	NOK	20,043,382	GBP	1,477,000	StoneX Financial, Inc.	(43,436)
09/17/2025	NOK	13,180,000	JPY	187,050,560	StoneX Financial, Inc.	(3,683)
09/17/2025	NOK	13,050,000	USD	1,292,002	StoneX Financial, Inc.	(1,798)
09/17/2025	NZD	6,451,518	AUD	6,007,000	StoneX Financial, Inc.	(16,371)
09/17/2025	PHP	172,917,000	USD	3,089,481	StoneX Financial, Inc.	(24,607)
09/17/2025	PLN	6,861,000	EUR	1,598,853	StoneX Financial, Inc.	8,116
09/17/2025	PLN	3,812,000	USD	1,019,333	StoneX Financial, Inc.	33,524
09/17/2025	SEK	21,426,528	CHF	1,824,000	StoneX Financial, Inc.	(54,522)
09/17/2025	SEK	36,099,996	EUR	3,286,000	StoneX Financial, Inc.	(69,976)
09/17/2025	SEK	20,134,467	GBP	1,564,000	StoneX Financial, Inc.	(20,483)
09/17/2025	SEK	11,374,000	JPY	171,529,019	StoneX Financial, Inc.	1,460
09/17/2025	SEK	18,618,970	NOK	19,712,000	StoneX Financial, Inc.	15,137
09/17/2025	SEK	10,940,000	USD	1,146,582	StoneX Financial, Inc.	7,404
09/17/2025	SGD	5,325,534	CNH	29,725,000	StoneX Financial, Inc.	29,062
09/17/2025	SGD	2,618,000	USD	2,054,058	StoneX Financial, Inc.	13,461
09/17/2025	THB	48,959,000	USD	1,510,171	StoneX Financial, Inc.	5,059
09/17/2025	TWD	34,720,000	USD	1,181,933	StoneX Financial, Inc.	14,280
09/17/2025	USD	1,018,295	AUD	1,563,000	StoneX Financial, Inc.	(7,741)
09/17/2025	USD	602,056	CAD	820,000	StoneX Financial, Inc.	(1,327)
09/17/2025	USD	644,724	CLP	604,106,000	StoneX Financial, Inc.	(2,412)
09/17/2025	USD	1,984,312	CNH	14,166,000	StoneX Financial, Inc.	(6,164)
09/17/2025	USD	915,558	COP	3,886,020,000	StoneX Financial, Inc.	(25,135)
09/17/2025	USD	2,453,194	IDR	40,095,000,000	StoneX Financial, Inc.	(9,178)
09/17/2025	USD	115,776	JPY	16,608,000	StoneX Financial, Inc.	(248)
09/17/2025	USD	163,946	KRW	223,824,000	StoneX Financial, Inc.	(2,734)
09/17/2025	USD	268,294	NZD	442,000	StoneX Financial, Inc.	(744)
09/17/2025	USD	1,375,009	PHP	78,426,000	StoneX Financial, Inc.	(15,056)
09/17/2025	ZAR	15,139,000	USD	848,548	StoneX Financial, Inc.	(1,654)
Net Unrealized Appreciation (Depreciation)						$633,257

The accompanying notes are an integral part of these consolidated financial statements.	12

Consolidated Schedule of Forward Currency Contracts	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Offshore Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these consolidated financial statements.	13

Consolidated Statement of Assets and Liabilities	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

ASSETS:
Investments, at value (Note 2)	$104,215,964
Deposit at broker for securities sold short	34,387,594
Receivable for investments sold	6,541,895
Deposit at broker for forward currency contracts	4,897,777
Deposit at broker for futures contracts	4,158,168
Receivable for open forward currency contracts	1,017,650
Unrealized appreciation on futures contracts	1,004,394
Segregated cash for securities sold short	115,327
Interest receivable	106,783
Dividends receivable	50,947
Dividend tax reclaims receivable	13,183
Total assets	156,509,682

LIABILITIES:
Securities sold short, at value	27,152,566
Payable for investments purchased	10,196,557
Unrealized depreciation on futures contracts	1,149,044
Payable to custodian	1,015,633
Payable for open forward currency contracts	384,393
Payable to broker for securities sold short	335,701
Payable to adviser (Note 4)	93,229
Dividends payable	49,418
Interest payable	10,324
Total liabilities	40,386,865
NET ASSETS	$116,122,817

NET ASSETS CONSISTS OF:
Paid-in capital	$125,540,611
Total accumulated losses	(9,417,794)
Total net assets	$116,122,817

Net assets	$116,122,817
Shares issued and outstanding(a)	5,050,000
Net asset value per share	$22.99

COST:
Investments, at cost	$89,913,019

PROCEEDS:
Securities sold short proceeds	$31,750,366

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these consolidated financial statements.	14

Consolidated Statement of Operations	Blueprint Chesapeake Multi-Asset Trend ETF

For the Year Ended June 30, 2025

INVESTMENT INCOME:
Interest income	$2,465,578
Dividend income	2,303,443
Other income	2
Less: Issuance fees	(2,207)
Less: Dividend withholding taxes	(58,849)
Total investment income	4,707,967

EXPENSES:
Investment advisory fee (Note 4)	1,284,312
Dividends expenses	917,187
Interest expense	288,862
Income tax expense	709
Total expenses	2,491,070
NET INVESTMENT INCOME	2,216,897

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments(a)	(8,178,303)
Securities sold short	(6,365,754)
Futures contracts	(4,118,559)
Forward currency contracts	(6,758,048)
Foreign currency transaction	(346,097)
Net realized gain (loss)	(25,766,761)
Net change in unrealized appreciation (depreciation) on:
Investments	8,705,285
Securities sold short	4,149,996
Futures contracts	255,328
Forward currency contracts	447,742
Foreign currency translation	(120,185)
Net change in unrealized appreciation (depreciation)	13,438,166
Net realized and unrealized gain (loss)	(12,328,595)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(10,111,698)

(a) Includes reimbursement from the Adviser (defined in Note 1) for losses on trade errors totaling $22,981.

The accompanying notes are an integral part of these consolidated financial statements.	15

Consolidated Statements of Changes in Net Assets	Blueprint Chesapeake Multi-Asset Trend ETF

	Year ended June 30, 2025	Period ended June 30, 2024(a)
OPERATIONS:
Net investment income (loss)	$2,216,897	$1,483,194
Net realized gain (loss)	(25,766,761)	(6,441,389)
Net change in unrealized appreciation (depreciation)	13,438,166	5,843,392
Net increase (decrease) in net assets from operations	(10,111,698)	885,197

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,337,360)	(647,460)
Total distributions to shareholders	(1,337,360)	(647,460)

CAPITAL TRANSACTIONS:
Shares sold	38,882,373	115,461,875
Shares redeemed	(24,542,810)	(2,467,300)
Net increase (decrease) in net assets from capital transactions	14,339,563	112,994,575

NET INCREASE (DECREASE) IN NET ASSETS	2,890,505	113,232,312

NET ASSETS:
Beginning of the period	113,232,312	—
End of the period	$116,122,817	$113,232,312

SHARES TRANSACTIONS
Shares sold	1,575,000	4,600,000
Shares redeemed	(1,025,000)	(100,000)
Total increase (decrease) in shares outstanding	550,000	4,500,000

(a) Inception date of the Fund was July 11, 2023.

The accompanying notes are an integral part of these consolidated financial statements.	16

Consolidated Financial Highlights	Blueprint Chesapeake Multi-Asset Trend ETF

For a share outstanding throughout the periods presented

	Year ended June 30, 2025		Period ended June 30, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.16		$25.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.41		0.57
Net realized and unrealized gain (loss) on investments(d)	(2.35)		(0.17)
Total from investment operations	(1.94)		0.40

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.24)
Total distributions	(0.23)		(0.24)
Net asset value, end of period	$22.99		$25.16

TOTAL RETURN(e)	-7.78	%(k)	1.65	%(j)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$116,123		$113,232
Ratio of expenses to average net assets(f)(g)	1.92%		2.01%
Ratio of dividends, interest, and borrowing expense on securities sold short to average net assets(f)(g)(h)	0.93%		1.02%
Ratio of operational expenses to average net assets excluding dividends and interest.(f)(g)	0.99%		0.99%
Ratio of net investment income (loss) to average net assets(f)(g)	1.71%		2.35%
Portfolio turnover rate(e)(i)	119%		89%

(a)	Inception date of the Fund was July 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the periods.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Consolidated Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.
(h)	Includes less than 0.005% of tax expenses.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	As a result of trade errors, the Fund experienced a loss totaling $14,551 for the period ended June 30, 2024, all of which was reimbursed by the Adviser (defined in Note 1). Total return would have been lower by 0.00%.
(k)	As a result of trade errors, the Fund experienced a loss totaling $22,981 for the year ended June 30, 2025, all of which was reimbursed by the Adviser (defined in Note 1). Total return would have been lower by 0.00%. See Note 6 in the Notes to the Consolidated Financial Statements.

The accompanying notes are an integral part of these consolidated financial statements.	17

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

NOTE 1 – ORGANIZATION

The Blueprint Chesapeake Multi-Asset Trend ETF (the “Fund”) is a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. Blueprint Fund Management, LLC (“Blueprint” or a “Sub-Adviser”) and Chesapeake Capital Corporation (“Chesapeake” or a “Sub-Adviser”) (collectively the “Sub-Advisers”), serve as investment sub-advisers to the Fund. Chesapeake also serves as future trading advisor to the Subsidiary (defined below), pursuant to a futures trading agreement among the Adviser, Chesapeake and the Subsidiary (the “Subsidiary Trading Agreement”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations on July 11, 2023.

The investment objective of the Fund is to preserve capital and generate long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, including Real Estate Investment Trusts (“REITs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions, respectively. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Futures contracts and forward contacts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the 30-, 60-, 90- and 180-day forward rates provided by an independent source.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

18

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks(a)	$67,444,679	$—	$—	$67,444,679
Exchange Traded Funds	22,349,147	—	—	22,349,147
Real Estate Investment Trusts - Common	2,441,223	—	—	2,441,223
U.S. Treasury Bills	—	11,980,915	—	11,980,915
Total Investments	$92,235,049	$11,980,915	$—	$104,215,964

Other Financial Instruments:(b)
Forward Currency Contracts	$—	$1,017,650	$—	$1,017,650
Futures Contracts	1,004,394	—	—	1,004,394
Total Other Financial Instruments	$1,004,394	$1,017,650	$—	$2,022,044

Liabilities:
Investments:
Common Stocks(a)	$(25,861,231)	$—	$—	$(25,861,231)
Exchange Traded Funds	(783,506)	—	—	(783,506)
Real Estate Investment Trusts - Common	(507,829)	—	—	(507,829)
Total Investments	$(27,152,566)	$—	$—	$(27,152,566)

Other Financial Instruments:(b)
Futures Contracts	$(1,149,044)	$—	$—	$(1,149,044)
Forward Currency Contracts	—	(384,393)	—	(384,393)
Total Other Financial Instruments	$(1,149,044)	$(384,393)	$—	$(1,533,437)

(a)	See Consolidated Schedules of Investments and Securities Sold Short for the industry breakout.

(b)	Other Financial Instruments are derivative instruments which are presented at the net unrealized appreciation(depreciation) on the investment as shown on the Consolidated Schedules of Futures Contracts and Forward Currency Contracts.

19

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

B.	Derivative Instruments. The Fund has provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses futures contracts and forward currency contracts (both a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Fund may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for open futures contracts and forward currency contracts is based on the monthly notional amounts. The notional amount for open futures contracts and forward currency contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date.

Average Notional Value:	June 30, 2025
Open Long Futures Contracts	$290,271,097

Long Forward Currency Contracts	118,396,250

Open Short Futures Contracts	84,006,009

Short Forward Currency Contracts	130,934,690

The following tables show the effects of derivative instruments on the consolidated financial statements.

Consolidated Statement of Assets and Liabilities

Fair value of derivative instruments as of June 30, 2025:

	Asset Derivatives		Liability Derivatives
Derivative Instrument	Consolidated Statement of Assets and Liabilities	Fair Value	Consolidated Statement of Assets and Liabilities	Fair Value
Futures Contracts	Unrealized appreciation on futures contracts		Unrealized depreciation on futures contracts
Commodities Risk		$531,439		$817,973
Equities Risk		26,658		177,744
Foreign Exchange Currencies Risk		—		—
Interest Rate Risk		446,297		153,327
Total Futures Contracts		$1,004,394		$1,149,044

Forward Currency Contracts	Receivable for open forward currency contracts		Payable for open forward currency contracts
Foreign Exchange Currencies Risk		$1,017,650		$384,393

20

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

Consolidated Statement of Operations

The effect of derivative instruments on the Consolidated Statement of Operations for the year ended June 30, 2025:

Derivative Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation(Depreciation) on Derivatives Recognized in Income

Futures Contracts	Net realized and unrealized gain (loss) on futures contracts
Commodities Risk		$100,650	$57,772
Equities Risk		34,094	(207,359)
Foreign Exchange Currencies Risk		6,420	(7,935)
Interest Rate Risk		(4,259,723)	412,850
Total Futures Contracts		$(4,118,559)	$255,328

Forward Currency Contracts	Net realized and unrealized gain (loss) on forward currency contracts
Foreign Exchange Currencies Risk		$(6,758,048)	$447,742

The Fund is not subject to master netting agreements; therefore, no additional disclosures regarding netting agreements are required.

C.	Federal Income Taxes. The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

21

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Consolidated Statement of Operations, if applicable.

As of June 30, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Consolidated Statement of Operations. The Subsidiary (defined in Note 2.H.) is an exempted Cayman investment company and as such is not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation not subject to U.S. income taxes. As a wholly-owned controlled foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

D.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

22

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

F.	Futures Contracts. The Fund may purchase or sell futures contracts to gain long or short exposure to equities, fixed income, currencies, and commodities. The purchase or sale of futures contracts may be more efficient or cost-effective than buying or selling the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Fund is required to pledge to the counterparty an amount of cash, U.S. government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The account is marked-to market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Fund’s use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Fund had futures contracts activity during the year ended June 30, 2025. Realized and unrealized gains and losses are included in the Consolidated Statement of Operations. The futures contracts held by the Fund are exchange-traded with StoneX Financial, Inc. acting as the futures commission merchant.

G.	Forward Currency Contracts. The Fund may purchase forward currency contracts. A forward currency contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate (e.g., 30-, 60-, or 90-days). The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Realized and unrealized gains and losses are included in the Consolidated Statement of Operations. The forward currency contracts held by the Fund are traded with StoneX Financial, Inc. acting as the forward contracts commission merchant.

H.	Basis for Consolidation for the Fund. The Fund may invest up to 25% of its total assets in the Blueprint-Chesapeake Cayman Subsidiary (the “Subsidiary”). The Subsidiary will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts and other derivative instruments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. The financial statements of the Subsidiary are consolidated with the Fund’s financial statements. The Fund had $2,944,238 or 2.5% of its net assets invested in the Subsidiary as of June 30, 2025.

I.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

J.	Deposits at Brokers. Deposits at brokers for futures contracts, forward currency contracts, and securities sold short represent amounts that are held by third parties under certain of the Fund’s derivative transactions. Such cash is excluded from cash and cash equivalents in the Consolidated Statement of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporation (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

K.	Short Sales. The Fund may engage in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of the security will decline. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the borrowed security by purchasing it subsequently at prevailing market prices, which may be higher than the price at which the security was sold by the Fund. Until the borrowed security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue on the borrowed security during the period of the loan. In addition, the Fund may be required to pay a premium or other fee to borrow the security. The Fund’s potential loss on a short sale is theoretically unlimited.

23

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

L.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primary due to adjustments for Subsidiary income and net operating losses. These reclassifications have no effect on net assets or NAV per share. For the year ended June 30, 2025, the following reclassification adjustments were made:

Paid-In Capital	Total Accumulated Losses

$(1,794,448)	$1,794,448

M.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

N.	Use of Estimates. The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

O.	Share Valuation. The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NYSE Arca, Inc. (“NYSE”) is closed for trading.

P.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Q.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

24

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Exposure to the commodities markets through investments in commodities (or indirectly via derivative instruments) may subject the Fund to greater volatility than investments in traditional securities. Significant changes in the value of commodities may lead to volatility in the Fund’s NAV and market price.

●	Energy Commodities Risk. The prices of energy commodities are subject to national and global political events such as governmental regulation and intervention, price controls, and restrictions on production levels. Energy commodities have had significant price swings in recent years. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers.

●	Precious Metal Commodities Risk. The prices of precious metals may be influenced by macroeconomic conditions, including confidence in the global monetary system and the relative strength of various currencies, as well as demand in the industrial and jewelry sectors. Political events also influence the prices of precious metals. Prices are influenced by supplies of precious metals, which may be affected by sales by central banks and governmental agencies that hold large amounts of these metals, particularly gold.

●	Industrial Metal Commodities Risk. The prices of commodities comprising the industrial metals are subject to a number of factors that can cause price fluctuations, including changes in the level of industrial activity; disruptions in mining, storing, and refining the metals; adjustments to inventory; variations in production costs; and regulatory compliance costs.

●	Grains Commodities Risk. The commodities comprising the grains are subject to a number of factors that can cause price fluctuations, including weather conditions, changes in government policies and trade agreements, planting decisions, and changes in demand.

Equity Market Risk. By virtue of the Fund’s investments in equity securities, the Fund is exposed to common stocks which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also serves as adviser to the Subsidiary pursuant to the advisory agreement between the Adviser and the Subsidiary (the “Subsidiary Advisory Agreement”). The Adviser does not receive any compensation for services rendered by the Adviser as investment adviser to the Subsidiary and is not entitled to any compensation under the Subsidiary Advisory Agreement. The Adviser provides oversight of the Sub-Advisers and review of the Sub-Advisers’ performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.99%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Advisers to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended June 30, 2025 are disclosed in the Consolidated Statement of Operations.

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

The Sub-Advisers serve as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Advisers with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreements, the Sub-Advisers are responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Advisers are paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Advisers have agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund except for Excluded Expenses. For assuming the payment obligations for the Fund, the Adviser has agreed to pay to the Sub-Advisers the profits, if any, generated by the Fund’s Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub -Advisers include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Chesapeake also serves as the Futures Trading Advisor to the Subsidiary, a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company, pursuant to the Subsidiary Trading Agreement. Pursuant to the Subsidiary Trading Agreement, Chesapeake is responsible for the day-to-day management of the Subsidiary’s commodities portfolio, including making recommendations about the commodities investments to be purchased and sold by the Subsidiary, subject to the supervision of the Adviser and the Board. Chesapeake is not paid an additional fee under the Subsidiary Trading Agreement.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

The Fund's investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker ("CODM"). The Adviser is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal year ended June 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, securities sold short, U.S. government securities, in-kind transactions and purchases and sales of the Subsidiary, were $122,026,036 and $102,805,731, respectively.

For the fiscal year ended June 30, 2025, there were no purchases or sales of long-term U.S. government securities.

For the fiscal year ended June 30, 2025, there were no in-kind transactions associated with creations or redemptions for the Fund.

During the current fiscal period, the Fund had a trade error that resulted in a $22,981 loss to the Fund which was subsequently reimbursed to the Fund by the Adviser.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal year ended June 30, 2025 and the prior fiscal period ended June 30, 2024, were as follows:

Distributions paid from:	June 30, 2025	June 30, 2024

Ordinary Income	$1,337,360	$647,460

As of the fiscal year ended June 30, 2025, the components of distributable earnings on a tax basis were as follows:

Investments, at cost(a)	$90,241,966
Gross tax unrealized appreciation	21,324,637
Gross tax unrealized depreciation	(3,097,711)
Net tax unrealized appreciation (depreciation)	18,226,926
Undistributed ordinary income (loss)	—
Undistributed long-term capital gain (loss)	—
Total accumulated losses	—
Other accumulated gain (loss)	(27,644,720)
Total accumulated losses	$(9,417,794)

(a)	Investments, at cost includes long & short investments, futures, and forwards. The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales, mark-to-market treatment of futures and open forward currency contracts.

Notes to the Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

June 30, 2025

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund's next taxable year.

As of the most recent fiscal year ended June 30, 2025, the Fund had not elected to defer any post-October losses and elected to defer $2,311,215 of late-year losses.

As of the most recent fiscal year ended June 30, 2025, the Fund had long-term and short-term capital loss carryovers of $1,943,001 and $23,388,784, respectively, which do not expire.

NOTE 8 – SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Consolidated Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm	Blueprint Chesapeake Multi-Asset Trend ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Blueprint Chesapeake Multi-Asset Trend ETF and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedules of investments, securities sold short, futures contracts, and forward currency contracts, of Blueprint Chesapeake Multi-Asset Trend ETF (the “Fund”), a series of Tidal Trust II, as of June 30, 2025, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets, and the consolidated financial highlights for the year ended June 30, 2025, and for the period from July 11, 2023 (commencement of operations) through June 30, 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

August 29, 2025

Other Non-Audited Information	Blueprint Chesapeake Multi-Asset Trend ETF

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended June 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Blueprint Chesapeake Multi-Asset Trend ETF	14.82%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended June 30, 2025, was as follows:

Blueprint Chesapeake Multi-Asset Trend ETF	10.14%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the year ended June 30, 2025, was as follows:

Blueprint Chesapeake Multi-Asset Trend ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	September 8, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	September 8, 2025

* Print the name and title of each signing officer under his or her signature.